Schedule of Property and Equipment (Details) - USD ($)	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 131,060	$ 131,060
Less: accumulated depreciation		(119,885)	(113,416)
Property and equipment, net	$ 9,557	11,175	17,644
Geology Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		91,328	91,328
Vehicles and Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		37,592	37,592
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,140	$ 2,140